RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 28.1	$ 23.9
Essakane S.A.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 28.1	$ 23.9